Assets Held for Sale (Details) - USD ($)	6 Months Ended		7 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jul. 27, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Long-term debt associated with assets held for sale	$ 58,828,800			$ 0
Loss related to assets held for sale	$ 47,639,830	$ 0
Seacommercial Shipping Services S.A.
Property Plant And Equipment [Line Items]
Commission rate payable to the management company for the purchase, sale and construction of vessels	1.00%
M/V Dream Seas, M/V Gentle Seas, M/V Peaceful Seas and M/V Friendly Seas
Property Plant And Equipment [Line Items]
Aggregate value of vessels transferred			$ 63,200,000
Loss related to assets held for sale	$ 47,639,830
M/V Dream Seas, M/V Gentle Seas, M/V Peaceful Seas and M/V Friendly Seas | Seacommercial Shipping Services S.A.
Property Plant And Equipment [Line Items]
Commission rate payable to the management company for the purchase, sale and construction of vessels			1.00%